15. Segment Information	12 Months Ended
Jul. 31, 2019
Notes
15. Segment Information

15.    Segment Information

The Company currently operates in a single reportable operating segment.

For the year ended July 31, 2019, the Company operated in two geographical areas being Canada and the United States of America.

	Canada	United States of America	Total

Non-current assets other than financial instruments	$ -	$ 592,655	$ 592,655

        For the year ended July 31, 2018, non-current assets other tan financial instruments were located in Canada.